RIGHT OF USE ASSETS (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Right of use Assets Beginning Balance	$ 2,395,049	$ 4,451,385
Additions During the Year	0	0
Depreciation for the year	(491,705)	(694,730)
Impairment of right of use assets	0	(1,416,691)
Foreign Exchange Translation	57,139	55,085
Right of use Assets ending Balance	$ 1,960,483	$ 2,395,049